Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2021, 2020 and 2019 were:

Customer	2021	2020	2019
A	23%	23%	-
B	15%	-	-
C	13%	-	-
D	11%	18%	15%
E	-	-	19%
F	-	-	18%
F	10%	-	-
Total	72%	41%	52%

Income Derived from Spot Charters and Time Charters
The following table presents the Company’s income statement figures derived from spot charters and time charters for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
Vessel revenues from spot charters, net of commissions	28,264	27,033	55,701
Vessel revenues from time charters, net of commissions	124,844	36,312	30,798
Total	153,108	63,345	86,499

Net Trade Accounts Receivable Disaggregated by Revenue Source
The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at December 31, 2021 and 2020:

	December 31,
	2021	2020
Accounts receivable trade, net from spot charters	-	801
Accounts receivable trade, net from time charters	-	-
Total	-	801